Schedule of Segment (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Revenue
Revenues, net	$ 5,961,901	$ 7,844,606		$ 8,333,053	$ 10,385,661	$ 13,847,548	$ 21,810,317		$ 16,824,168
Cost of revenue
Total cost of revenue	4,935,695	6,494,335		7,155,034	9,448,104	12,597,472	19,165,477		14,642,786
Gross profit	1,026,206	1,350,271		1,178,019	937,557	1,250,076	2,644,840		2,181,382
Operating expenses
Provision for credit losses					115,558	154,077	399,278		17,272
Depreciation	64,587	84,983		83,195	127,758	170,344	161,711		146,709
Administrative expenses	825,974	1,086,808		1,142,906	1,547,493	2,063,324	2,290,312		2,089,611
Total operating expenses	825,974	1,086,808		1,142,906	1,663,051	2,217,401	2,689,590		2,106,883
(Loss) Income from operations	200,232	263,463		35,113	(725,494)	(967,325)	(44,750)		74,499
Other income (expense)
Interest expenses, net	(7,818)	(10,287)		(42,559)	(49,440)	(65,921)	(77,104)		(83,276)
Finance expense, net	(1,466)	(1,929)		(3,289)	(3,205)	(4,273)	(8,096)		(7,125)
Other income	72,146	94,929		110,890	105,492	140,656	99,543		222,309
Foreign exchange gain (loss), net	(77,669)	(102,196)		3,542	35,144	46,859	(2,906)		4,510
Total other incomes (expenses), net	(14,807)	(19,483)		68,584	87,991	117,321	11,437		136,418
Nonoperating Income (Expense)	(14,807)	(19,483)		68,584	87,991	117,321	11,437		136,418
Income (loss) before provision for income taxes	185,425	243,980		103,697	(637,503)	(850,004)	(33,313)		210,917
Income tax (expense) benefit				79,033	26,728	35,638	37,998		(142,290)
Net income (loss)	$ 185,425	$ 243,980	$ 18,252	$ 24,664	(610,775)	(814,366)	4,685	$ 51,470	68,627
Chief Operating Decision Maker [Member]
Revenue
Revenues, net					10,385,661	13,847,548	21,810,317		16,824,168
Cost of revenue
Subcontracting costs					3,612,927	4,817,236	8,612,283		6,554,587
Material costs					2,764,789	3,686,385	6,282,505		5,375,194
Labor costs					1,819,236	2,521,648	3,048,639		2,344,686
Equipment rental costs					128,936	171,915	477,253		146,034
Overhead costs					1,050,216	1,400,288	744,797		222,285
Total cost of revenue					9,448,104	12,597,472	19,165,477		14,642,786
Gross profit					937,557	1,250,076	2,644,840		2,181,382
Operating expenses
Provision for credit losses					115,558	154,077	399,278		17,272
Employees’ salaries and benefit					800,228	1,066,971	895,520		749,953
Depreciation					127,757	170,343	161,712		146,709
Legal and Professional fees					348,932	465,242	905,287		835,131
Administrative expenses					270,576	360,768	330,793		357,818
Total operating expenses					1,663,051	2,063,324	2,689,590		2,106,883
(Loss) Income from operations					(725,494)	(967,325)	(44,750)		74,499
Other income (expense)
Interest expenses, net					(49,440)	(65,921)	(77,104)		(83,276)
Finance expense, net					(3,205)	(4,273)	(8,096)		(7,125)
Other income					105,492	140,656	99,543		222,309
Foreign exchange gain (loss), net					35,144	46,859	(2,906)		4,510
Total other incomes (expenses), net					87,991	117,321	11,437		136,418
Nonoperating Income (Expense)					87,991	117,321	11,437		136,418
Income (loss) before provision for income taxes					(637,503)	(850,004)	(33,313)		210,917
Income tax (expense) benefit					26,728	35,638	37,998		(142,290)
Net income (loss)					(610,775)	(814,366)	4,685		68,627
Chief Operating Decision Maker [Member] | Supply Materials [Member]
Revenue
Revenues, net					1,012	1,350	4,701		57,618
Chief Operating Decision Maker [Member] | Revenue From Contracts [Member]
Revenue
Revenues, net					$ 10,384,649	$ 13,846,198	$ 21,805,616		$ 16,766,550